STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS’ EQUITY

NOTE 10 – ISSUANCE OF COMMON STOCK

Equity Incentive Plan

On April 12, 2022, the Board of Directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan, or the 2022 Plan. The 2022 Plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards collectively, the “Awards.” Awards may be granted under the 2022 Plan to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

There were 150,943 share base compensation awards issued under the 2022 Plan during the three and nine months ended September 30, 2024 with a weighted average grant date fair value of $0.55 per share. There were no share base compensation awards issued under the 2022 Plan during the three and nine months ended September 30, 2023. There were 1,250 and 6,500 shares forfeited during the three and nine months ended September 30, 2024, respectively. There were no shares forfeited during the three and nine months ended September 30, 2023. As of September 30, 2024, there were 63,453 shares available to be issued under the 2022 Plan.

Equity compensation under the 2022 Plan was approximately $101,000 and $138,000 during the three and nine months ended September 30, 2024 and was expensed as a component of general administrative expenses on the accompanying condensed consolidated statements of operations. As of September 30, 2024, there was an unrecognized expense of approximately $50,000 remaining on options currently vesting over time with an approximate weighted average of twelve months remaining until these options are fully vested.

The vested options as of September 30, 2024, had no intrinsic value.

Other Equity Compensation

During the three and nine months ended September 30, 2024, the Company issued 774,528 shares of common stock to three vendors for payment of consulting services rendered and 94,340 for restricted shares of common stock to Vivek Sehgal (a related party) as bonus compensation (See Note 5). The grant date fair value for all of these share issuances was approximately $478,000 and were expensed as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations during the three and nine months ended September 30, 2024. These shares vest immediately but must be held for a minimum of six months in accordance with Securities Exchange Commission Rule 144.

Semi Cab Inc [Member]
STOCKHOLDERS’ EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

EQUITY INCCENTIVE PLAN

The Company has maintained an equity incentive plan since 2020. Under this plan, all employees have been eligible to received common stock options as a part of their performance-based incentive compensation plan.

COMMON STOCK OPTIONS

During the years ended Dember 31, 2020, 2021 and 2022 the Company issued the following stock options, as shown below. No options were issued in 2023 or 2024.

Holder	Granted Shares	Outstanding Awards	Grant Date	Exercise Price	Vesting Start Date	Vested Outstanding	Unvested	Date Fully Vested	Board Approval Date	Expiration Date
Sudhir Narasimhamurthy	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhir Narasimhamurthy	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Sudhir Narasimhamurthy	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Kadandale Srinivas Sudheer	600,000	600,000	09-29-2020	$0.06	09-29-2020	600,000	0	09-29-2023	09-28-2020	09-28-2030
Kadandale Srinivas Sudheer	100,000	100,000	08-12-2021	$0.06	09-01-2021	66,666	33,334	09-01-2025	08-12-2021	08-11-2031
Kadandale Srinivas Sudheer	50,000	50,000	05-02-2022	$0.05	05-02-2022	25,000	25,000	05-02-2026	05-02-2022	05-01-2032
Vivek Sehgal	4,000,000	4,000,000	09-29-2020	$0.06	09-29-2020	4,000,000	0	09-29-2023	09-28-2020	09-28-2030
Vivek Sehgal	200,000	200,000	08-12-2021	$0.06	09-01-2021	133,333	66,667	09-01-2025	08-12-2021	08-11-2031
Vivek Sehgal	100,000	100,000	05-02-2022	$0.05	05-02-2022	50,000	50,000	05-02-2026	05-02-2022	05-01-2032
Rajiv Saxena	100,000	100,000	09-29-2020	$0.06	09-29-2020	100,000	0	09-29-2023	09-28-2020	09-28-2030
Harsha Bhat	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Harsha Bhat	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Harsha Bhat	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Jagan Reddy	4,000,000	4,000,000	09-29-2020	$0.06	09-29-2020	4,000,000	0	09-29-2023	09-28-2020	09-28-2030
Jagan Reddy	200,000	200,000	08-12-2021	$0.06	09-01-2021	133,333	66,667	09-01-2025	08-12-2021	08-11-2031
Jagan Reddy	100,000	100,000	05-02-2022	$0.05	05-02-2022	50,000	50,000	05-02-2026	05-02-2022	05-01-2032
Siddayya S Ganjal	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Siddayya S Ganjal	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Siddayya S Ganjal	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Sunil Arora	90,000	0	09-29-2020	$0.06	09-29-2020	0	0	09-29-2023	09-28-2020	09-28-2030
Rajiv Virmani	500,000	500,000	09-29-2020	$0.06	09-29-2020	500,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhindra Shenoy	180,000	180,000	09-29-2020	$0.06	09-29-2020	180,000	0	09-29-2023	09-28-2020	09-28-2030
Sudhindra Shenoy	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Sudhindra Shenoy	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Antony Sunil	90,000	90,000	09-29-2020	$0.06	09-29-2020	90,000	0	09-29-2023	09-28-2020	09-28-2030
Antony Sunil	50,000	50,000	08-12-2021	$0.06	09-01-2021	33,333	16,667	09-01-2025	08-12-2021	08-11-2031
Antony Sunil	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Tuleeka Nandy	15,000	0	08-12-2021	$0.06	09-01-2021	0	0	09-01-2025	08-12-2021	08-11-2031
Tuleeka Nandy	15,000	15,000	05-02-2022	$0.05	05-02-2022	7,500	7,500	05-02-2026	05-02-2022	05-01-2032
Robel Atnafu	5,000	0	08-12-2021	$0.06	09-01-2021	0	0	09-01-2025	08-12-2021	08-11-2031
Guy Primus	360,000	360,000	08-12-2021	$0.06	09-01-2021	240,000	120,000	09-01-2025	08-12-2021	08-11-2031
Samartha Gowda	15,000	15,000	05-02-2022	$0.05	05-02-2022	7,500	7,500	05-02-2026	05-02-2022	05-01-2032
Alexandra Aiello	2,500	2,500	05-02-2022	$0.05	05-02-2022	1,250	1,250	05-02-2026	05-02-2022	05-01-2032
Stephen Cabral	5,000	0	05-02-2022	$0.05	05-02-2022	0	0	05-02-2026	05-02-2022	05-01-2032
Jonah Petit-Perrin	2,500	2,500	05-02-2022	$0.05	05-02-2022	1,250	1,250	05-02-2026	05-02-2022	05-01-2032
Bryan Nella	25,000	25,000	05-02-2022	$0.05	05-02-2022	12,500	12,500	05-02-2026	05-02-2022	05-01-2032
Mark Sink	25,000	25,000	05-16-2022	$0.05	05-16-2022	12,500	12,500	05-16-2026	05-02-2022	05-15-2032
Koustav Choudhuri	17,000	17,000	05-16-2022	$0.05	05-16-2022	8,500	8,500	05-16-2026	05-02-2022	05-15-2032
Total	11,712,000	11,597,000

WARRANTS

Not applicable. The Company has not issued any form of a warrant.

COMMON STOCK ISSUANCES

Not applicable other than founders shares in the amount of 25,000,000. The Company has only used SAFE convertible notes convertible into preferred equity, and common stock options to date.